UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, DC 20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

1.    Name and Address of issuer:
      AllianceBernstein Select Investor Series, Inc.
      1345 Avenue of the Americas
      New York, New York 10105

2.    The name of each series or class of
      securities for which this Form is filed
      (If the Form is being filed for all
      series and classes of securities of the
      issuer, check the box but do not list
      series or classes):                              [X]

3.    Investment Company Act File Number:
      811-09176

      Securities Act File Number:
      333-08818

4(a). Last day of fiscal year for which this Form is filed:
      October 31, 2003

4(b). Check box if this Form is being filed
      late (i.e., more than 90 calendar days
      after the end of the issuer's fiscal
      year). (See Instruction A.2)                     [ ]

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time
      the issuer will be filing this
      Form.                                            [ ]

5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year
            pursuant to section 24(f):            $  74,289,368
                                                  -------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                          $ 173,943,542
                                                  -------------

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                           $ 406,477,608
                                                  -------------

       (iv) Total available redemption credits
            [add Items 5(ii) and 5(iii)]:         $ 580,421,150
                                                  -------------

       (v)   Net sales - if Item 5(i) is greater
             than Item 5(iv) [subtract Item
             5(iv) from Item 5(i)]:               $           0
                                                  -------------

       (vi)  Redemption credits available for
             use in future years - if Item 5(i)
             is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:          $ 506,131,782
                                                  -------------

       (vii) Multiplier for determining
             registration fee (See Instruction
             C.9):                                x    .0000809
                                                  -------------

       (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):               =$          0
                                                  =============

6.    Prepaid Shares

      If the response to item 5(i) was
      determined by deducting an amount of
      securities that were registered under the
      Securities Act of 1933 pursuant to rule
      24e-2 as in effect before October 11,
      1997, then report the amount of
      securities (number of shares or other
      units) deducted here: N/A . If there is a
      number of shares or other units that were
      registered pursuant to rule 24e-2
      remaining unsold at the end of the fiscal
      year for which this form is filed that
      are available for use by the issuer in
      future fiscal years, then state that
      number here:
                                                       N/A
                                                  -------------

7.    Interest due - if this Form is
      being filed more than 90 days after
      the end of the issuer's fiscal year
      (see Instruction D):                        +$          0
                                                  -------------

8.    Total of the amount of the
      registration fee due plus any
      interest due [line 5(viii) plus
      line 7]:                                    =$          0
                                                  =============

9.    Date the registration fee and any
      interest payment was sent to the
      Commission's lockbox depository:

      Method of Delivery:

          [ ]    Wire Transfer
          [ ]    Mail or other means

                            Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*      \s\  Andrew L. Gangolf
                               -------------------------
                                    Andrew L. Gangolf
                                   Assistant Secretary

Date:  January 23, 2004
*Please print the name and title of the signing officer below the signature.


00250.0242 #458110